Summary of Significant Accounting Policies (Details Narrative) - 12 months ended Dec. 31, 2022	USD ($) Integer	HKD ($)	CNY (¥)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Cash, FDIC Insured Amount	$ 64,000	$ 500,000	¥ 500,000
Cash, Uninsured Amount | $	$ 4,709,000
Number of reportable segment | Integer	1
Depositor [Member]Depositor [Member]Depositor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Cash, FDIC Insured Amount	$ 72,000		¥ 500,000